Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 41,799	$ 17,632
Add (deduct) non-cash items:
(Gain) loss on investments	(1,375)	10,242
Stock-based compensation	20,411	17,041
Depreciation of property and equipment	2,843	3,355
Deferred income tax expense	1,002	0
Current income tax expense	7,490	7,447
Other items	(6,961)	(542)
Shares received on recognition of a previously unrecorded contingent asset	(18,588)	0
Income taxes paid	(8,133)	(8,070)
Changes in:
Fees receivable	884	2,216
Other assets	(5,144)	(7,438)
Accounts payable, accrued liabilities and compensation payable	(4,367)	(9,387)
Cash provided by (used in) operating activities	29,861	32,496
Investing activities
Purchase of investments	(25,474)	(25,771)
Sale of investments	27,033	12,907
Purchase of property and equipment	(1,535)	(128)
Proceeds received on exit of non-core businesses	4,583	0
Management contract consideration	0	(10,500)
Cash provided by (used in) investing activities	4,607	(23,492)
Financing activities
Acquisition of common shares for equity incentive plan	(5,252)	(6,948)
Acquisition of common shares under normal course issuer bid	(4,157)	(3,036)
Cash received on exercise of stock options	0	1,127
Repayment of lease liabilities	(2,224)	(2,329)
Contributions from non-controlling interest	4,216	7,320
Net advances (repayments) from loan facility	(30,200)	25,750
Dividends paid	(25,847)	(25,781)
Cash provided by (used in) financing activities	(63,464)	(3,897)
Effect of foreign exchange on cash balances	(2,024)	(3,234)
Net increase (decrease) in cash and cash equivalents during the year	(31,020)	1,873
Cash and cash equivalents, beginning of the year	51,678	49,805
Cash and cash equivalents, end of the year	20,658	51,678
Cash and cash equivalents:
Cash	20,658	51,494
Short-term deposits	0	184
Total cash and cash equivalents	$ 20,658	$ 51,678